Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease, Cost [Table Text Block]

Year Ended December 31,
2019
(Millions)
Lease Cost:
Operating lease cost	$40
Short-term lease cost	—
Variable lease cost	27
Sublease income	(2)
Total lease cost	$65
Cash paid for amounts included in the measurement of operating lease liabilities	$39
December 31, 2019
(Millions)
Other Information:
Right-of-use asset (included in Regulatory assets, deferred charges, and other in our Consolidated Balance Sheet)	$207
Operating lease liabilities:
Current (included in Accrued liabilities in our Consolidated Balance Sheet)	$21
Noncurrent (included in Regulatory liabilities, deferred income, and other in our Consolidated Balance Sheet)	$188
Weighted-average remaining lease term – operating leases (years)	13
Weighted-average discount rate – operating leases	4.61%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
As of December 31, 2019, the following table represents our operating lease maturities, including renewal provisions that we have assessed as being reasonably certain of exercise, for each of the years ended December 31:

(Millions)
2020	$29
2021	33
2022	28
2023	22
2024	19
Thereafter	157
Total future lease payments	288
Less amount representing interest	79
Total obligations under operating leases	$209